Authorised and issued share capital - Additional Information (Details) - Ordinary shares - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of the ordinary shares of the Company held by the ESOP (in shares)	490,646	1,211,974	5,803,641
Market value of the ordinary shares of the Company held by the ESOP	£ 3.7	£ 9.9	£ 65.0
Number of ordinary shares held in treasury (in shares)	66,675,497	70,489,953	70,489,953
Ordinary shares held in treasury at market value	£ 502.1	£ 578.2	£ 789.1